Income Tax - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset
Net operating losses carry forwards	$ 21,592	$ 19,601
Other temporary differences	388	0
Total deferred tax assets	21,980	19,601
Less valuation allowance	0	(1,731)
Deferred tax asset, net of valuation allowance	21,980	17,870
Deferred tax liabilities
Investment in joint venture	21,871	17,449
Other temporary differences	517	32
Total deferred tax liabilities	22,388	17,481
Net deferred tax asset/(liability)	$ 408	$ 389